Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption Reflected (Details) - Class A Ordinary Shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Redemption Reflected [Line Items]
Gross proceeds		$ 184,000,000
Less:
Public Shares issuance costs		(8,158,738)
Plus:
Accretion of carrying value to redemption value	$ 4,064,267	16,608,029
Class A ordinary shares subject to possible redemption	$ 196,513,558	$ 192,449,291